Income Taxes	6 Months Ended
Jan. 31, 2012
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The Company's income (loss) before provision for income taxes for the years ended July 31, 2009, 2010 and 2011 is as follows:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Domestic	$(10,700)	$15,179	$1,077
International	132	2,539	7,219

Income (loss) before provision for income taxes	$(10,568)	$17,718	$8,296

The provision for income taxes consisted of the following:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. Federal	$56	$(49)	$192
State	36	786	259
Foreign	306	1,462	404

Total current	398	2,199	855
Deferred:
U.S. Federal	—	—	(24,322)
State	—	—	(3,326)
Foreign	—	—	(469)

Total deferred	—	—	(28,117)

Total provision for (benefit from) income taxes	$398	$2,199	$(27,262)

The total income tax expense differs from the amounts computed by applying the statutory federal income tax rate of 34% during the year ended July 31, 2009 and 35% during the years ended July 31, 2010 and 2011 as follows:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Computed tax expense (benefit)	$(3,593)	$6,202	$2,906
Nondeductible items and other	968	678	475
State taxes, net of federal benefit	24	445	477
Foreign income taxed at different rates	259	574	(2,593)
Utilization of tax credits	—	—	(1,330)
Net operating loss, tax credit, and carryovers not benefited, net	2,740	—	—
Reduction in valuation allowance	—	(5,700)	(27,197)

Total provision for (benefit from) income taxes	$398	$2,199	$(27,262)

The income tax provision for the six months ended January 31, 2011 and 2012 was $0.2 million and $4.5 million, respectively. The change is primarily due to having no valuation allowance, except on California research and development tax credits, as of January 31, 2012 compared to having a full valuation allowance as of January 31, 2011. In addition, the increase in profitability resulted in additional foreign and U.S. federal and state taxes during the six months ended January 31, 2012. The effective tax rates of 34.4% for the six months ended January 31, 2012 differs from the statutory federal income tax rate of 35% mainly due to permanent differences for stock-based compensation and the impact of state income taxes, offset by the benefit from Federal research and development tax credits ("R&D credit").

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities are as follows:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Accruals and reserves	$1,226	$2,059	$8,307
Deferred revenues	1,144	1,676	2,373
Property and equipment	75	—	—
State taxes	12	238	121
Net operating loss carryforwards	26,232	19,432	12,768
Tax credits	3,437	5,694	6,908

Total deferred tax assets	32,126	29,099	30,477
Valuation allowance	(32,126)	(28,987)	(1,790)

Net deferred tax assets	—	112	28,687
Property, equipment and other	—	(112)	(570)

Total net deferred tax assets	$—	$—	$28,117

As of July 31, 2009 and 2010, the Company determined that it is more likely than not that the Company will not realize the benefits of its deferred tax assets and recorded a valuation allowance in each of these years. In assessing the realizability of its deferred tax assets as of July 31, 2009 and 2010 the Company considered the existing negative evidence in the form of cumulative pre-tax losses from operations over the prior three-year period as significant evidence that a valuation allowance was required. During the year ended July 31, 2011, the objective negative evidence in the form of cumulative losses over the prior three years was no longer present and the Company was able to consider positive evidence, including projections for future growth, in its assessment and determined a significant portion of the valuation allowance was no longer required. A corresponding benefit of $27.2 million was recorded for the year ended July 31, 2011. A valuation allowance of $1.8 million remained as of July 31, 2011 for California research and development credits that were not more likely than not realizable.

The Company had net operating loss carryforwards of the following:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. federal	$67,861	$47,925	$29,020
California	35,196	35,196	34,655
Other states	22,786	13,687	3,996

Total	$125,843	$96,808	$67,671

The Company had R&D credits carryforwards of the following:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. federal	$2,012	$3,320	$5,648
California	2,162	3,530	4,271

Total	$4,174	$6,850	$9,919

The U.S. federal and California net operating loss carryforwards will start to expire in 2028 and 2016, respectively. The U.S. federal R&D credit will start to expire in 2023.

During the year ended July 31, 2011, the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 reinstated the U.S. federal R&D credit, retroactive to January 1, 2010. As a result, the Company recorded a $0.5 million U.S. federal R&D credit related to the period from January 1, 2010 through July 31, 2010.

Federal and California laws impose restrictions on the utilization of net operating loss carryforwards and R&D credit carryforwards in the event of a change in ownership of the Company, which constitutes an "ownership change" as defined by Internal Revenue Code Sections 382 and 383. The Company experienced an ownership change in the past that does not materially impact the availability of its net operating losses and tax credits. Nevertheless, should there be an ownership change in the future, the Company's ability to utilize existing carryforwards could be substantially restricted.

The Company provides U.S. income taxes on the earnings of foreign subsidiaries, unless the subsidiaries' earnings are considered indefinitely reinvested outside the United States. As of January 31, 2012, U.S. income taxes were not provided for on the cumulative total of $7.5 million undistributed earnings from certain foreign subsidiaries. As of January 31, 2012, the unrecognized deferred tax liability for these earnings was approximately $0.6 million.

Uncertain Tax Positions

During the year ended July 31, 2011, the long-term liability associated with unrecognized tax benefits decreased by $277,000, which was primarily associated with the Company's operations in Russia. Accordingly, the amount as of July 31, 2011 was $62,000, which included $21,000 of interest and penalties.

The following table summarizes the activity related to unrecognized tax benefits:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Unrecognized benefit—beginning of period	$—	$—	$335
Gross increases (decreases)—prior period tax positions	—	—	1,436
Gross increases (decreases)—current period tax positions	—	335	648

Unrecognized benefit—end of period	$—	$335	$2,419

During the year ended July 31, 2011, the unrecognized tax benefits at the beginning of the period decreased by $0.3 million as a result of a lapse in the applicable statute of limitations associated with an uncertain tax position in the Company's operations in Russia. In that same period, the Company's unrecognized tax benefits increased by $2.4 million, associated with the Company's federal and California R&D credits. As of July 31, 2011, the Company had unrecognized tax benefits of $1.5 million, that if recognized, these tax benefits would affect the Company's effective tax rate.

During the six months ended January 31, 2012, the unrecognized tax benefits at the beginning of the period increased by $0.2 million associated with the Company's R&D credits. Accordingly, as of January 31, 2012, the Company had unrecognized tax benefits of $1.6 million that, if recognized, would affect the Company's effective tax rate.

The Company believes that it is reasonably possible that there will be a significant increase in its unrecognized tax benefits during the next twelve months as a result of the generation of additional R&D credits.

The Company or one of its subsidiaries files income taxes in the U.S. federal jurisdiction and various states and foreign jurisdictions. If the Company utilizes net operating losses or tax credits in future years, the U.S. federal, state and local, and non-U.S. tax authorities may examine the tax returns covering the period in which the net operating losses and tax credits arose. As a result, the Company's tax returns in the U.S. and California remain open to examination from fiscal years 2002 through 2010. Substantially all material foreign income tax matters in Australia have been concluded through the year ended July 31, 2007. The Company has been audited in Canada and substantially concluded all material income tax matters through July 31, 2009.